Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Treasury shares [member]	Capital reserve [member]	Profit Reserves Legal [Member]	Statutory reserve [member]	Additional paid-in capital [member]	Other Comprehensive Income One [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance at Dec. 31, 2022	R$ 87,100,000	R$ (224,377)	R$ 35,973	R$ 12,584,615	R$ 60,558,807	R$ 70,496	R$ (718,287)	R$ 127,704	R$ 159,534,931	R$ 475,906	R$ 160,010,837
IfrsStatementLineItems [Line Items]
Net income								14,251,329	14,251,329	251,436	14,502,765
Financial assets measured at fair value through other comprehensive income and gains and losses on hedge							5,066,964		5,066,964		5,066,964
Foreign currency translation adjustment							11,915		11,915		11,915
Other							(1,200,819)	(22,551)	(1,223,370)		(1,223,370)
Comprehensive income/(loss)							3,878,060	14,228,778	18,106,838	251,436	18,358,274
Increase of non-controlling shareholders' interests										(23,183)	(23,183)
Transfers to reserves				756,090	3,054,908			(3,810,998)
Acquisition of treasury shares
Cancellation of treasury shares		224,377			(224,377)
Interest on equity								(11,310,804)	(11,310,804)	(21,000)	(11,331,804)
Ending balance at Dec. 31, 2023	87,100,000		35,973	13,340,705	63,389,338	70,496	3,159,773	(765,320)	166,330,965	683,159	167,014,124
IfrsStatementLineItems [Line Items]
Net income								17,252,900	17,252,900	289,253	17,542,153
Financial assets measured at fair value through other comprehensive income and gains and losses on hedge							(6,264,858)		(6,264,858)		(6,264,858)
Foreign currency translation adjustment							417,975		417,975		417,975
Other							2,436,465	88,222	2,524,687		2,524,687
Comprehensive income/(loss)							(3,410,418)	17,341,122	13,930,704	289,253	14,219,957
Increase of non-controlling shareholders' interests										(4,002)	(4,002)
Transfers to reserves				954,273	6,847,887			(7,802,160)
Acquisition of treasury shares		(568,728)							(568,728)		(568,728)
Interest on equity								(11,283,288)	(11,283,288)	(435,571)	(11,718,859)
Ending balance at Dec. 31, 2024	87,100,000	(568,728)	35,973	14,294,978	70,237,225	70,496	(250,645)	(2,509,646)	168,409,653	532,839	168,942,492
IfrsStatementLineItems [Line Items]
Net income								23,672,706	23,672,706	251,930	23,924,636
Financial assets measured at fair value through other comprehensive income and gains and losses on hedge							380,996		380,996		380,996
Foreign currency translation adjustment							(172,692)		(172,692)		(172,692)
Other							846,384		846,384		846,384
Comprehensive income/(loss)							1,054,688	23,672,706	24,727,394	251,930	24,979,324
Increase of non-controlling shareholders' interests										(251,292)	(251,292)
Transfers to reserves				1,061,695	5,672,927			(6,734,622)
Acquisition of treasury shares		(222,621)							(222,621)		(222,621)
Cancellation of treasury shares		622,724			(622,724)
Interest on equity								(14,499,273)	(14,499,273)		(14,499,273)
Ending balance at Dec. 31, 2025	R$ 87,100,000	R$ (168,625)	R$ 35,973	R$ 15,356,673	R$ 75,287,428	R$ 70,496	R$ 804,043	R$ (70,835)	R$ 178,415,153	R$ 533,477	R$ 178,948,630